Consolidated Statements of Cash Flows - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Profit before taxation	¥ 153,895	¥ 148,137	¥ 144,462
Adjustments for:
Depreciation of property, plant and equipment	152,545	149,780	138,090
Amortization of other intangible assets	1,609	515	499
Amortization of land lease prepayments	467	446	443
Loss/(gain) on disposal of property, plant and equipment	8	8	(180)
Write-off and impairment of property, plant and equipment	1,250	12,593	7,216
Impairment loss of doubtful accounts	4,635	3,392	3,734
Write-down of inventories	155	297	282
Interest and other income	(15,885)	(15,883)	(16,005)
Finance costs	144	210	235
Income from investments accounted for using the equity method	(13,861)	(9,949)	(8,636)
Net exchange gain	(46)	(27)	115
Operating cash flows before changes in working capital	284,916	289,519	270,255
Decrease/(increase) in inventories	1,212	(1,690)	886
Increase in contract assets	(874)
Increase in contract cost	(2,021)
Increase in accounts receivable	(7,058)	(8,367)	(4,930)
Decrease/(increase) in other receivables	1,784	648	(4,668)
Increase in prepayments and other current assets	(2,999)	(6,330)	(5,071)
(Increase)/decrease in amount due from ultimate holding company	(348)		26
Increase in deposited customer reserves	(4,835)	(3,047)
(Decrease)/increase in accounts payable	(16,400)	(1,246)	11,931
Increase in bills payable	873	1,695	227
(Decrease)/increase in deferred revenue	(19,588)	1,811	7,231
Increase in accrued expenses and other payables	4,613	9,956	17,545
Increase in amount due to ultimate holding company	112	24	10
Cash generated from operations	239,387	282,973	293,442
Tax paid
Net cash generated from operating activities	206,151	245,514	253,701
Investing activities
Capital expenditure	(192,395)	(193,015)	(188,209)
Land lease prepayments and others	(580)	(590)	(1,157)
Acquisition of other intangible assets	(2,189)	(638)	(1,399)
Proceeds from disposal of property, plant and equipment	8	287	564
(Increase)/decrease in bank deposits	(11,578)	53,889	(11,967)
(Increase)/decrease in restricted bank deposits (excluding deposited customer reserves)	(348)	578	(135)
Interest received	11,810	15,204	13,862
Payment for investments accounted for using the equity method	(375)	(168)	(2,451)
Dividends received from investments accounted for using the equity method	691	847	1,944
Purchase of available-for-sale financial assets		(106,296)	(77,320)
Maturity of available-for-sale financial assets		75,550	65,881
Purchase of financial assets at fair value through profit or loss	(116,810)
Maturity of financial assets at fair value through profit or loss	110,087
Purchase of financial assets at fair value through other comprehensive income	(711)
Short-term loans granted by China Mobile Finance and payment for other investments	(16,210)	(14,417)	(1,650)
Maturity of short-term loans granted by China Mobile Finance and other investments	6,367	4,650	2,500
Receipt of consideration from China Tower		57,585	5,000
Others	2	1	14
Net cash used in investing activities	(212,231)	(106,533)	(194,523)
Financing activities
Interest paid	(142)	(247)	(232)
Dividends paid to the Company's equity shareholders	(59,930)	(106,036)	(46,991)
Dividends paid to non-controlling shareholders of subsidiaries	(10)	(7)	(13)
Short-term deposits placed by ultimate holding company	10,873	8,611	5,552
Repayment of short-term deposits placed by ultimate holding company	(8,611)	(5,552)	(7,274)
Repayment of bonds		(5,000)
Net cash used in financing activities	(57,820)	(108,231)	(48,958)
Net (decrease)/increase in cash and cash equivalents	(63,900)	30,750	10,220
Cash and cash equivalents at beginning of year	120,636	90,413	79,842
Effect of changes in foreign exchange rate	566	(527)	351
Cash and cash equivalents at end of year	57,302	120,636	90,413
Hong Kong [member]
Tax paid
Tax paid	(233)	(135)	(236)
PRC [member]
Tax paid
Tax paid	¥ (33,003)	¥ (37,324)	¥ (39,505)